Financial assets measured at fair value	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets measured at fair value
12.	Financial assets measured at fair value

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Financial assets measured at FVTPL (i)
Unlisted investments, current	45	1,291
Unlisted investments, non-current	132,307	—
	132,352	1,291

Financial assets measured at FVOCI, non-current (ii)
Listed investments	66,642	92,396
	198,994	93,687

(i)	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.

(ii)	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. During the years ended December 31, 2024, the Group received cash dividends of RMB4.3 million from the listed investee company. No cash dividends were received from the listed investee company during the year ended December 31, 2025.

As at December 31, 2025, listed equity investments measured at fair value through other comprehensive income, represented the aforesaid publicly traded ordinary shares of a listed company, with a fair value of RMB92.4 million (2024: RMB66.6 million) were pledged as collateral to secure certain borrowings of the Group (Note 15). The Group is restricted from selling, re-pledging or otherwise disposing of the pledged shares until the relevant borrowings are fully repaid. The borrowings secured by the pledged shares have contractual maturity dates ranging from September 2027 to October 2027.

The pledged financial assets continue to be measured at fair value through other comprehensive income in accordance with the Group's accounting policy (Note 2.6). In the event of default, the lender has the right to sell or re-pledge the collateral. There were no other significant terms or conditions associated with the use of the collateral.